Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_9128287D6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000126354 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000126354 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047963 | U.S. Treasury BillsFR_912797RL3
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000047963 | U.S. Treasury BillsFR_912797PV3
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000047963 | U.S. Treasury BillsFR_912797PM3
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047963 | U.S. Treasury BillsFR_912797SJ7
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000047963 | U.S. Treasury BillsFR_912797RU3
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047963 | U.S. Treasury BillsFR_912797RV1
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000047963 | U.S. Treasury BillsFR_912797RT6
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000047963 | U.S. Treasury BillsFR_912797SB4
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047963 | U.S. Treasury BillsFR_912797SS7
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000047963 | U.S. Treasury BillsFR_912797SD0
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000047963 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000047963 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000222017 | U.S. Treasury BillsFR_912797QD2
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222017 | U.S. Treasury BillsFR_912797QN0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222017 | U.S. Treasury BillsFR_912797QX8
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222017 | U.S. Treasury BillsFR_912797SP3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222017 | U.S. Treasury BillsFR_912797SV0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797SW8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797SX6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222017 | U.S. Treasury BillsFR_912797TD9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | U.S. Treasury BillsFR_912797TE7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | U.S. Treasury BillsFR_912797TF4
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000222017 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000066456 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000066456 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000066456 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066456 | Wells Fargo & Co.FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066456 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066456 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066456 | Lumentum Holdings, Inc.FR_55024UAH2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | Albemarle Corp.FR_012653200
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066456 | KKR & Co., Inc.FR_48251W500
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066456 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000066456 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	77.40%
C000066456 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000066456 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000066456 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066456 | AssetConvertible Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066456 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000066456 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000219610 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219610 | Argentina Republic Government International BondsFR_040114HS2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219610 | Argentina Republic Government International BondsFR_040114HX1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219610 | Ecuador Government International BondsFR_ACI1Q6JR2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219610 | Argentina Republic Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219610 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219610 | Brazil Government International BondsFR_105756CL2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Qatar Government International BondsFR_ACI19CPD2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Indonesia Government International BondsFR_Y20721BP3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Kuwait International Government BondsFR_ACI30SLW4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219610 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219610 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219610 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219610 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055013 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000055013 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055013 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055013 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Quikrete Holdings, Inc.FR_74843PAA8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Asurion LLC & Asurion Co-Issuer, Inc.FR_045941AA9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | Panther Escrow Issuer LLCFR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | Carnival Corp.FR_143658CA8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055013 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055013 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000055013 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000055013 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000055013 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055013 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055013 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055013 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055013 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000107256 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107256 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000107256 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000107256 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000107256 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000107256 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000107256 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000107256 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107256 | IndustryMachinery, Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107256 | IndustryMachinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000107256 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000107256 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	73.30%
C000107256 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000111386 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000111386 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111386 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Directv Financing LLCFR_254945AA6
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | WULF Compute LLCFR_982911AA7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | American Airlines, Inc./AAdvantage Loyalty IP Ltd.FR_00253XAB7
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000111386 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000111386 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000111386 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000111386 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111386 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000111386 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000111386 | IndustryHealthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111386 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111386 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019029 | Prologis, Inc.FR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019029 | Welltower, Inc.FR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000019029 | Equinix, Inc.FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019029 | Simon Property Group, Inc.FR_828806109
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019029 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000019029 | Digital Realty Trust, Inc.FR_253868103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019029 | Public StorageFR_74460D109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019029 | Ventas, Inc.FR_92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019029 | Extra Space Storage, Inc.FR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019029 | AvalonBay Communities, Inc.FR_053484101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019029 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000019029 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000019029 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000019029 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000019029 | IndustryIndustrial REITs
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000019029 | IndustryOffice REITs
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000019029 | IndustryHotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019029 | IndustryDiversified REITs
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162275 | Impinj, Inc.FR_453204109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162275 | Clearwater Analytics Holdings, Inc.FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Snap, Inc.FR_83304A106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | AXT, Inc.FR_00246W103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Zeta Global Holdings Corp.FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Klaviyo, Inc.FR_49845K101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Applied Optoelectronics, Inc.FR_03823U102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Nutanix, Inc.FR_67059N108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | Weave Communications, Inc.FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | HubSpot, Inc.FR_443573100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162275 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162275 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000162275 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000162275 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000162275 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162275 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162275 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162275 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162275 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162275 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019028 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | Caterpillar, Inc.FR_149123101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | ArcelorMittal SAFR_ACI0V4RB9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | Rio Tinto PLCFR_071887004
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019028 | United States
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000019028 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000019028 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019028 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019028 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019028 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019028 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019028 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019028 | India
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019028 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Citigroup Capital XIIIFR_173080201
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078463 | Wells Fargo & Co.FR_94988U151
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | AT&T, Inc.FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078463 | Capital One Financial Corp.FR_14040H824
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078463 | Duke Energy Corp.FR_26441C501
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Allstate Corp.FR_020002838
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | Capital One Financial Corp.FR_14040H782
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | Xcel Energy, Inc.FR_98389B878
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | NextEra Energy Capital Holdings, Inc.FR_65339K837
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | Athene Holding Ltd.FR_04686J861
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000078463 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078463 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078463 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000078463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000078463 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078463 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078463 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000078463 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000078463 | IndustryGas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234530 | AbbVie, Inc.FR_00287YDU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234530 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234530 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234530 | Wells Fargo & Co.FR_95000U3E1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234530 | Oracle Corp.FR_68389XCE3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234530 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | Bank of America Corp.FR_06051GLH0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | Goldman Sachs Group, Inc.FR_38141GFD1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Meta Platforms, Inc.FR_30303MAD4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Wells Fargo & Co.FR_95000U3D3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234530 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234530 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234530 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000234530 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234530 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000234530 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234530 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234530 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234530 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235432 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000235432 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000235432 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000235432 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000235432 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000235432 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235432 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235432 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235432 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000235432 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000235432 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000235432 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000235432 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000235432 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000235432 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000235432 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000235432 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000235432 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000235432 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235432 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000166946 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166946 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166946 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000166946 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000166946 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000166946 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166946 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166946 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000166946 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166946 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000166946 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166946 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000166946 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000166946 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166946 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166946 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166946 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166946 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166946 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000166946 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000152674 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152674 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152674 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000152674 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000152674 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152674 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152674 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152674 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152674 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000152674 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152674 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000152674 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152674 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152674 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000152674 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000152674 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152674 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152674 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152674 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152674 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JRL1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088522 | Buckeye Tobacco Settlement Financing AuthorityFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JPW9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088522 | Commonwealth of Puerto RicoFR_74514L3N5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax RevenueFR_74529JRH0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | Matching Fund Special Purpose Securitization Corp.FR_57665NAG0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | Commonwealth of Puerto RicoFR_74514L3P0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | New York Liberty Development Corp.FR_649519DA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | Main Street Natural Gas, Inc.FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | California
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000088522 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000088522 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000088522 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088522 | New York
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000088522 | Texas
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000088522 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088522 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088522 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000088522 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047970 | City of New YorkFR_64966QMF4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | State of MarylandFR_574193VL9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | State of MinnesotaFR_60412AYT4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | University of CaliforniaFR_91412HPX5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | State of CaliforniaFR_13063D2D9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | State of Connecticut Special Tax RevenueFR_207758N74
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64972JCW6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | State of CaliforniaFR_13063DZ92
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971X7W2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | State of WashingtonFR_93974EP26
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047970 | California
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000047970 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047970 | Florida
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047970 | New York
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000047970 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000047970 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047970 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047970 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047970 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047970 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047964 | City of New YorkFR_64966QM31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000047964 | State of CaliforniaFR_13063D5L8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047964 | Southeast Energy Authority A Cooperative DistrictFR_84136HCT8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047964 | State of CaliforniaFR_13063DG93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | New York State Dormitory AuthorityFR_64990KGA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971XTD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | Triborough Bridge & Tunnel AuthorityFR_89602HFS1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | Commonwealth of PennsylvaniaFR_70914P2V3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | State of CaliforniaFR_13063ELG9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047964 | Triborough Bridge & Tunnel AuthorityFR_89602HCR6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047964 | California
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000047964 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047964 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047964 | New York
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000047964 | Texas
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000047964 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047964 | Washington
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047964 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047964 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047964 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019033 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019033 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019033 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019033 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019033 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | Taiwan Semiconductor Manufacturing Co. Ltd. ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019033 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000019033 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000019033 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019033 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019033 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019033 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019033 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019033 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047971 | U.S. Treasury NotesFR_91282CPP0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000047971 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CJN2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CPB1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000047971 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000047971 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000047971 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047971 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000047971 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047971 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Goldman Sachs Group, Inc.FR_38141GWV2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099139 | Bank of America Corp.FR_06051GGR4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099139 | JPMorgan Chase & Co.FR_46647PAF3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | BAT Capital Corp.FR_054989AC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GHG7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | CVS Health Corp.FR_126650EE6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Verizon Communications, Inc.FR_92343VGH1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Citigroup, Inc.FR_172967NU1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000099139 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099139 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099139 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000099139 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000099139 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000099139 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099139 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000099139 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000099139 | IndustrySemiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000113018 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113018 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113018 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | Quikrete Holdings, Inc.FR_74843PAA8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Asurion LLC & Asurion Co-Issuer, Inc.FR_045941AA9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | Panther Escrow Issuer LLCFR_69867RAA5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | Carnival Corp.FR_143658CA8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | HUB International Ltd.FR_44332PAH4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000113018 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113018 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000113018 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000113018 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113018 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000113018 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113018 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000113018 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000113018 | IndustryHealthcare Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000066454 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Meta Platforms, Inc.FR_30303MAD4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Citigroup, Inc.FR_172967QH7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Wells Fargo & Co.FR_94974BGL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Bank of America Corp.FR_06051GGF0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | JPMorgan Chase & Co.FR_46647PFC5
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | American Express Co.FR_025816EJ4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Bank of America Corp.FR_06051GMA4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Morgan StanleyFR_61748UAE2
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066454 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000066454 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000066454 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066454 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066454 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000066454 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000066454 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066454 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066454 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000047965 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047965 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000047965 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066455 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Meta Platforms, Inc.FR_30303M8Y1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066455 | Amgen, Inc.FR_031162DT4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Boeing Co.FR_097023CW3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | AbbVie, Inc.FR_00287YCB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | T-Mobile USA, Inc.FR_87264ADX0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Alphabet, Inc.FR_02079KBB2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Wells Fargo & Co.FR_95000U2M4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000066455 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000066455 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000066455 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000066455 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000066455 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066455 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000066455 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066455 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000066455 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047966 | U.S. Treasury BondsFR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047966 | U.S. Treasury BondsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047966 | U.S. Treasury BondsFR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047966 | U.S. Treasury BondsFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047966 | U.S. Treasury BondsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047966 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000047966 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000066453 | Uniform Mortgage-Backed Security, TBAFR_01F060618
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066453 | Federal National Mortgage AssociationFR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066453 | Federal National Mortgage AssociationFR_31418EAN0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066453 | Federal National Mortgage AssociationFR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066453 | Federal National Mortgage AssociationFR_31418DWR9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066453 | Federal Home Loan Mortgage Corp.FR_3142J6BK8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066453 | Federal National Mortgage AssociationFR_3140QFUZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066453 | Uniform Mortgage-Backed Security, TBAFR_01F050619
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Uniform Mortgage-Backed Security, TBAFR_01F052615
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal National Mortgage AssociationFR_31418D2L5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000066453 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000019026 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019026 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000019026 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019026 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019026 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019026 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019026 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019026 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019026 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019026 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019026 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019026 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019026 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019026 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000019026 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000019026 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019026 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019026 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019026 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019026 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019039 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019039 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019039 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019039 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019039 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | Illumina, Inc.FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000019039 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019039 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019039 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019039 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019039 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019039 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019039 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019039 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019039 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019039 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019036 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019036 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000019036 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000019036 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000019036 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019036 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019036 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019036 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019036 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019036 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019036 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019036 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019036 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000019036 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000019036 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000019036 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000019036 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019036 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019036 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019036 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000019037 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019037 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000019037 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000019037 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000019037 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019037 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019037 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019037 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019037 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019037 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019037 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019037 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000019037 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000019037 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000019037 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019037 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019037 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019037 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019037 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000019037 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000160602 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160602 | Viatris, Inc.FR_92556V106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160602 | APA Corp.FR_03743Q108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Invesco Ltd.FR_G491BT108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160602 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Edison InternationalFR_281020107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | Ford Motor Co.FR_345370860
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | U.S. BancorpFR_902973304
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160602 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000160602 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000160602 | IndustrySpecialized REITs
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000160602 | IndustryRetail REITs
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000160602 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000160602 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000160602 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000160602 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000160602 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000160602 | IndustryContainers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019038 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019038 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019038 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019038 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019038 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019038 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019038 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019038 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019038 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019038 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019038 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019038 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000019038 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019038 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019038 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000019038 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000019038 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019038 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019038 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019038 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128125 | Arrowhead Pharmaceuticals, Inc.FR_04280A100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128125 | CareTrust REIT, Inc.FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | JBT Marel Corp.FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | Solstice Advanced Materials, Inc.FR_83443Q103
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000128125 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000128125 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128125 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000128125 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000128125 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128125 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000128125 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000128125 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000128125 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000128125 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244514 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000244514 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244514 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244514 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244514 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244514 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244514 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000244514 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244514 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244514 | McDonald's Corp.FR_580135101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244514 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244514 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244514 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244514 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000244514 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000244514 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244514 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244514 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244514 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244514 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000055010 | JPMorgan Chase & Co.FR_46625HRY8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | AerCap Ireland Capital DAC/AerCap Global Aviation TrustFR_00774MAW5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055010 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AC6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055010 | Bank of America Corp.FR_06051GKW8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Citigroup, Inc.FR_17327CAW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | HSBC Holdings PLCFR_404280EQ8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Morgan StanleyFR_61747YEC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Wells Fargo & Co.FR_95000U3L5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | Goldman Sachs Group, Inc.FR_38141GA46
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | Citigroup, Inc.FR_172967PZ8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055010 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055010 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055010 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000055010 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055010 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055010 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055010 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055010 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000055010 | IndustryInvestment Company Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055009 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055009 | U.S. Treasury NotesFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055009 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CLQ2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CLX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CKA8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000055009 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CNS6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CNB3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047967 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000047967 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249829 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000249829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000162942 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162942 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162942 | Cognizant Technology Solutions Corp.FR_192446102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Arch Capital Group Ltd.FR_G0450A105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Regeneron Pharmaceuticals, Inc.FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000162942 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000162942 | Omnicom Group, Inc.FR_681919106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | Leidos Holdings, Inc.FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162942 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000162942 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162942 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162942 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162942 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000162942 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000162942 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162942 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162942 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162942 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162941 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | McKesson Corp.FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162941 | Leidos Holdings, Inc.FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | Western Digital Corp.FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000162941 | Dollar General Corp.FR_256677105
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000162941 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Synchrony FinancialFR_87165B103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Jabil, Inc.FR_466313103
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000162941 | Aptiv PLCFR_G3265R107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | General Motors Co.FR_37045V100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162941 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162941 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000162941 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000162941 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162941 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162941 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162941 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162941 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162941 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162941 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162940 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | Ford Motor Co.FR_345370860
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162940 | United Parcel Service, Inc.FR_911312106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000162940 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162940 | EOG Resources, Inc.FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162940 | Altria Group, Inc.FR_02209S103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000162940 | SLB Ltd.FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000162940 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000162940 | NIKE, Inc.FR_654106103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | Hewlett Packard Enterprise Co.FR_42824C109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000162940 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162940 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000162940 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000162940 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162940 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000162940 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162940 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162940 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162940 | IndustryAir Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162940 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104493 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104493 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000104493 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000104493 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104493 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000104493 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104493 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000104493 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000104493 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000104493 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000104493 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104493 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000104493 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000104493 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000104493 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000104493 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000104493 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104493 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000104493 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104493 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104492 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000104492 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104492 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000104492 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000104492 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000104492 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104492 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104492 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104492 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000104492 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000104492 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000104492 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104492 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000104492 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104492 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000104492 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000104492 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000104492 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000104492 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019040 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019040 | Coherent Corp.FR_19247G107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019040 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000019040 | Flex Ltd.FR_Y2573F102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019040 | Twilio, Inc.FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | United Therapeutics Corp.FR_91307C102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | Casey's General Stores, Inc.FR_147528103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000019040 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | RB Global, Inc.FR_74935Q107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019040 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000019040 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019040 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019040 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000019040 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019040 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019040 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019040 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019040 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019040 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000019041 | U.S. Foods Holding Corp.FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019041 | Jones Lang LaSalle, Inc.FR_48020Q107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Annaly Capital Management, Inc.FR_035710839
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019041 | Performance Food Group Co.FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Fidelity National Financial, Inc.FR_31620R303
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Reinsurance Group of America, Inc.FR_759351604
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019041 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019041 | Ally Financial, Inc.FR_02005N100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019041 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000019041 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000019041 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019041 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019041 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019041 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019041 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000019041 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019041 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019041 | IndustryMetals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220766 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220766 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000220766 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000220766 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220766 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220766 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220766 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220766 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220766 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220766 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220766 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220766 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220766 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000220766 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000220766 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220766 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220766 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220766 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220766 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220766 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162693 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000162693 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000162693 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000162693 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162693 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000162693 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162693 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162693 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162693 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162693 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162693 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162693 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162693 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000162693 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000162693 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000162693 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000162693 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162693 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162693 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162693 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019043 | Arrowhead Pharmaceuticals, Inc.FR_04280A100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019043 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | CareTrust REIT, Inc.FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019043 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | JBT Marel Corp.FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019043 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | Zurn Elkay Water Solutions Corp.FR_98983L108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019043 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019043 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019043 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019043 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000019043 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019043 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000019043 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019043 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019043 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019043 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019027 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019027 | Lincoln National Corp.FR_534187109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019027 | Eastman Chemical Co.FR_277432100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019027 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019027 | Mohawk Industries, Inc.FR_608190104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | CarMax, Inc.FR_143130102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000019027 | Atlantic Union Bankshares Corp.FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | Group 1 Automotive, Inc.FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | Caesars Entertainment, Inc.FR_12769G100
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019027 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019027 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000019027 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019027 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019027 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019027 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019027 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019027 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000019027 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019027 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033534 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033534 | ATI, Inc.FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033534 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033534 | Karman Holdings, Inc.FR_485924104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033534 | General Electric Co.FR_369604301
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033534 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033534 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033534 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033534 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033534 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033534 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000019030 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Jackson Financial, Inc.FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Citigroup, Inc.FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | NMI Holdings, Inc.FR_629209305
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Voya Financial, Inc.FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Essent Group Ltd.FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | Customers Bancorp, Inc.FR_23204G100
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019030 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000019030 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000019030 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027706 | Regeneron Pharmaceuticals, Inc.FR_75886F107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Amicus Therapeutics, Inc.FR_03152W109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000027706 | Praxis Precision Medicines, Inc.FR_74006W207
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027706 | Travere Therapeutics, Inc.FR_89422G107
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027706 | BioMarin Pharmaceutical, Inc.FR_09061G101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000027706 | Halozyme Therapeutics, Inc.FR_40637H109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Roivant Sciences Ltd.FR_G76279101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Exelixis, Inc.FR_30161Q104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Vaxcyte, Inc.FR_92243G108
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000027706 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000019031 | MSCI, Inc.FR_55354G100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Moody's Corp.FR_615369105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Nasdaq, Inc.FR_631103108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Charles Schwab Corp.FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | WisdomTree, Inc.FR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Janus Henderson Group PLCFR_G4474Y214
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | DigitalBridge Group, Inc.FR_25401T603
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Miami International Holdings, Inc.FR_59356Q108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | MarketAxess Holdings, Inc.FR_57060D108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000019031 | Investment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000019031 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000019034 | Realty Income Corp.FR_756109104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019034 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019034 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | Target Corp.FR_87612E106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019034 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019034 | Kenvue, Inc.FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019034 | Kimberly-Clark Corp.FR_494368103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019034 | Consolidated Edison, Inc.FR_209115104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019034 | Coca-Cola Co.FR_191216100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019034 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019034 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019034 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019034 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000019034 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000019034 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000019034 | IndustryFood Products
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019034 | IndustryConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019034 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019034 | IndustryHousehold Products
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033546 | Lantheus Holdings, Inc.FR_516544103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Axogen, Inc.FR_05463X106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Integer Holdings Corp.FR_45826H109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Beta Bionics, Inc.FR_08659B102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | CONMED Corp.FR_207410101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | UFP Technologies, Inc.FR_902673102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Merit Medical Systems, Inc.FR_589889104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Artivion, Inc.FR_228903100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033546 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000033546 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000033547 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Molina Healthcare, Inc.FR_60855R100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033547 | Centene Corp.FR_15135B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Alignment Healthcare, Inc.FR_01625V104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Acadia Healthcare Co., Inc.FR_00404A109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Brookdale Senior Living, Inc.FR_112463104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Elevance Health, Inc.FR_036752103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Progyny, Inc.FR_74340E103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000033547 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000033547 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000033547 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000027707 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Toll Brothers, Inc.FR_889478103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Wayfair, Inc.FR_94419L101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000027707 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027707 | Masco Corp.FR_574599106
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000027707 | Allegion PLCFR_G0176J109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Carrier Global Corp.FR_14448C104
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Cavco Industries, Inc.FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Lowe's Cos., Inc.FR_548661107
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027707 | Homebuilding
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C000027707 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000027707 | Homefurnishing Retail
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000027707 | Home Improvement Retail
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000027707 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000019032 | Palomar Holdings, Inc.FR_69753M105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019032 | Assurant, Inc.FR_04621X108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Baldwin Insurance Group, Inc.FR_05589G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Skyward Specialty Insurance Group, Inc.FR_830940102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Arthur J Gallagher & Co.FR_363576109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Everest Group Ltd.FR_G3223R108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Axis Capital Holdings Ltd.FR_G0692U109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Selective Insurance Group, Inc.FR_816300107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | RenaissanceRe Holdings Ltd.FR_G7496G103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Hartford Insurance Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000019032 | Life & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000019032 | Insurance Brokers
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000019032 | Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000205413 | T1 Energy, Inc.FR_35834F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205413 | Array Technologies, Inc.FR_04271T100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | AES Corp.FR_00130H105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205413 | Sunrun, Inc.FR_86771W105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | Avista Corp.FR_05379B107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | First Solar, Inc.FR_336433107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | Shoals Technologies Group, Inc.FR_82489W107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | Energy Vault Holdings, Inc.FR_29280W109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | JinkoSolar Holding Co. Ltd.FR_47759T100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000205413 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205413 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205413 | IndustryElectric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205413 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205413 | IndustryConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205413 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205413 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000205413 | IndustryIndependent Power Producers & Energy Traders
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205413 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205414 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205414 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205414 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205414 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205414 | Planet Labs PBCFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205414 | Intuitive Machines, Inc.FR_46125A100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205414 | Lockheed Martin Corp.FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205414 | Northrop Grumman Corp.FR_666807102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205414 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205414 | Moog, Inc.FR_615394202
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000205414 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205414 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205414 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205414 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000205414 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000205414 | IndustryDiversified Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000205414 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000205414 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000205414 | IndustryIndustrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195383 | Rocket Lab Corp.FR_773121108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | HEICO Corp.FR_422806109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | Planet Labs PBCFR_72703X106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195383 | Lockheed Martin Corp.FR_539830109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | Vuzix Corp.FR_92921W300
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195383 | Elbit Systems Ltd.FR_M3760D101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195383 | Ducommun, Inc.FR_264147109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195383 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000195383 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195383 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195383 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195383 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000195383 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000195383 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000195383 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195383 | IndustryEnergy Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000195383 | IndustryLife Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195381 | Johnson Controls International PLCFR_G51502105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | Shoals Technologies Group, Inc.FR_82489W107
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | Veralto Corp.FR_92338C103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | Hawkins, Inc.FR_420261109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | ADT, Inc.FR_00090Q103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | Resideo Technologies, Inc.FR_76118Y104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | Pentair PLCFR_G7S00T104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | Tetra Tech, Inc.FR_88162G103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | Xylem, Inc.FR_98419M100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | Badger Meter, Inc.FR_056525108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000195381 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195381 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000195381 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195381 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000195381 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195381 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000195381 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000195381 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195381 | IndustryCommercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205415 | Leidos Holdings, Inc.FR_525327102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | Energy Vault Holdings, Inc.FR_29280W109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | Vuzix Corp.FR_92921W300
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Elbit Systems Ltd.FR_M3760D101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205415 | AeroVironment, Inc.FR_008073108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205415 | Bruker Corp.FR_116794108
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Teledyne Technologies, Inc.FR_879360105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | Parsons Corp.FR_70202L102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205415 | PTC, Inc.FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205415 | Ondas Holdings, Inc.FR_68236H204
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205415 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000205415 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000205415 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205415 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205415 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000205415 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000205415 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205415 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000205415 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205415 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000195382 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195382 | Kodiak AI, Inc.FR_500081104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195382 | Unusual Machines, Inc.FR_91532F102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195382 | Rivian Automotive, Inc.FR_76954A103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | Hesai Group ADRFR_428050108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195382 | Dana, Inc.FR_235825205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195382 | Garrett Motion, Inc.FR_366505105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195382 | BorgWarner, Inc.FR_099724106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195382 | XPeng, Inc.FR_98422D105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195382 | American Axle & Manufacturing Holdings, Inc.FR_024061103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195382 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195382 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000195382 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195382 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000195382 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195382 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000195382 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000195382 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000195382 | IndustryAuto Components
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000195382 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033549 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033549 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033549 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033549 | Coeur Mining, Inc.FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033549 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033549 | Warrior Met Coal, Inc.FR_93627C101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033549 | Freeport-McMoRan, Inc.FR_35671D857
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033549 | Royal Gold, Inc.FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033549 | Core Natural Resources, Inc.FR_218937100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033549 | Cleveland-Cliffs, Inc.FR_185899101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Steel
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000033549 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000033549 | Gold
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000033549 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000033549 | Aluminum
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033549 | Silver
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033549 | Copper
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033550 | SLB Ltd.FR_806857108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Kodiak Gas Services, Inc.FR_50012A108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | Archrock, Inc.FR_03957W106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | Halliburton Co.FR_406216101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Transocean Ltd.FR_H8817H100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033550 | Patterson-UTI Energy, Inc.FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033550 | NOV, Inc.FR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000033550 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000033550 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000033535 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | Chevron Corp.FR_166764100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | Venture Global, Inc.FR_92333F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033535 | Gulfport Energy Corp.FR_402635502
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033535 | Occidental Petroleum Corp.FR_674599105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | Coterra Energy, Inc.FR_127097103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | Texas Pacific Land Corp.FR_88262P102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033535 | Devon Energy Corp.FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033535 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033535 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000033537 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | Viatris, Inc.FR_92556V106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033537 | Nuvation Bio, Inc.FR_67080N101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033537 | Xeris Biopharma Holdings, Inc.FR_98422E103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033537 | MBX Biosciences, Inc.FR_55287L101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | EyePoint, Inc.FR_30233G209
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | Mind Medicine MindMed, Inc.FR_60255C885
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | Supernus Pharmaceuticals, Inc.FR_868459108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033537 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033541 | Citizens Financial Group, Inc.FR_174610105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | Popular, Inc.FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033541 | First Horizon Corp.FR_320517105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033541 | Zions Bancorp NAFR_989701107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | Truist Financial Corp.FR_89832Q109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | Cadence BankFR_12740C103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | Wintrust Financial Corp.FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | Regions Financial Corp.FR_7591EP100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | Southstate Bank Corp.FR_84472E102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | Huntington Bancshares, Inc.FR_446150104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033541 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033538 | Dollar General Corp.FR_256677105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033538 | Build-A-Bear Workshop, Inc.FR_120076104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033538 | American Eagle Outfitters, Inc.FR_02553E106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | RealReal, Inc.FR_88339P101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Burlington Stores, Inc.FR_122017106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | eBay, Inc.FR_278642103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Revolve Group, Inc.FR_76156B107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000033538 | IndustryAutomotive Retail
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000033538 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000033538 | IndustryOther Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000033538 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033538 | IndustryConsumer Staples Merchandise Retail
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000033538 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000027708 | Impinj, Inc.FR_453204109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000027708 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027708 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027708 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027708 | Analog Devices, Inc.FR_032654105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027708 | First Solar, Inc.FR_336433107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027708 | Astera Labs, Inc.FR_04626A103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027708 | ON Semiconductor Corp.FR_682189105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000027708 | Universal Display Corp.FR_91347P105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000027708 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000231370 | Arrowhead Pharmaceuticals, Inc.FR_04280A100
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231370 | Armstrong World Industries, Inc.FR_04247X102
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231370 | InterDigital, Inc.FR_45867G101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Sanmina Corp.FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | CareTrust REIT, Inc.FR_14174T107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Advanced Energy Industries, Inc.FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | JBT Marel Corp.FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Lincoln National Corp.FR_534187109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | Lumen Technologies, Inc.FR_550241103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231370 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000231370 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231370 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000231370 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231370 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231370 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231370 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231370 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231370 | IndustryHousehold Durables
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000231370 | IndustryBuilding Products
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033545 | Clearwater Analytics Holdings, Inc.FR_185123106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Zeta Global Holdings Corp.FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Klaviyo, Inc.FR_49845K101
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Nutanix, Inc.FR_67059N108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Weave Communications, Inc.FR_94724R108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Adeia, Inc.FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033545 | CCC Intelligent Solutions Holdings, Inc.FR_12510Q100
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Gartner, Inc.FR_366651107
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Intapp, Inc.FR_45827U109
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Alkami Technology, Inc.FR_01644J108
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	70.70%
C000033545 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000033545 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000033545 | Interactive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033539 | Applied Optoelectronics, Inc.FR_03823U102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033539 | Verizon Communications, Inc.FR_92343V104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033539 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033539 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033539 | Ondas Holdings, Inc.FR_68236H204
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033539 | Telephone & Data Systems, Inc.FR_879433829
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033539 | T-Mobile U.S., Inc.FR_872590104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033539 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033539 | AT&T, Inc.FR_00206R102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033539 | Frontier Communications Parent, Inc.FR_35909D109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033539 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000033539 | Alternative Carriers
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000033539 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000033539 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033540 | FedEx Corp.FR_31428X106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Southwest Airlines Co.FR_844741108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Matson, Inc.FR_57686G105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | CH Robinson Worldwide, Inc.FR_12541W209
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Knight-Swift Transportation Holdings, Inc.FR_499049104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | American Airlines Group, Inc.FR_02376R102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | ArcBest Corp.FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Werner Enterprises, Inc.FR_950755108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Old Dominion Freight Line, Inc.FR_679580100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Cargo Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000033540 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000033540 | Air Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033540 | Passenger Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000033540 | Railroads
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000033540 | Marine
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000123372 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123372 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123372 | Amphenol Corp.FR_032095101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Cencora, Inc.FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123372 | PepsiCo, Inc.FR_713448108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Vulcan Materials Co.FR_929160109
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000123372 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123372 | Corteva, Inc.FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | General Dynamics Corp.FR_369550108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123372 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000123372 | IndustryResidential REITs
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000123372 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123372 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123372 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000123372 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000123372 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000123372 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000123372 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000123372 | IndustryMulti-Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123373 | TTM Technologies, Inc.FR_87305R109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | TXNM Energy, Inc.FR_69349H107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Phillips Edison & Co., Inc.FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123373 | Sensient Technologies Corp.FR_81725T100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Safety Insurance Group, Inc.FR_78648T100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Black Hills Corp.FR_092113109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | City Holding Co.FR_177835105
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | Horace Mann Educators Corp.FR_440327104
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000123373 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000123373 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000123373 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123373 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000123373 | IndustryHealth Care REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000123373 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000123373 | IndustryElectronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000123373 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000123373 | IndustryMachinery
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000123373 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264222 | U.S. Treasury BillsFR_912797RL3
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264222 | U.S. Treasury BillsFR_912797PV3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264222 | U.S. Treasury BillsFR_912797PM3
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264222 | U.S. Treasury BillsFR_912797RU3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264222 | U.S. Treasury BillsFR_912797RV1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000264222 | U.S. Treasury BillsFR_912797RT6
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264222 | U.S. Treasury BillsFR_912797SB4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264222 | U.S. Treasury BillsFR_912797SS7
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264222 | U.S. Treasury BillsFR_912797SC2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264222 | U.S. Treasury BillsFR_912797SR9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264222 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000264222 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Less than 0.05%.
[2]	Less than 0.05%.